Goodwill and Intangible Assets - Net (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Goodwill and Intangible Assets
Gross carrying amount	$ 8,671.3	$ 7,598.3
Accumulated amortization	(1,885.4)	(1,619.9)
Accumulated impairment and other	(409.6)	(289.4)
Total	6,376.3	5,689.0	$ 5,928.2	$ 5,928.2
Goodwill
Goodwill and Intangible Assets
Gross carrying amount	3,485.6	3,161.8
Accumulated impairment and other	(363.7)	(234.3)
Total	3,121.9	2,927.5		3,084.8
Lloyd's participation rights
Goodwill and Intangible Assets
Gross carrying amount	503.2	503.2
Total	503.2	503.2		503.2
Customer and broker relationships
Goodwill and Intangible Assets
Gross carrying amount	1,765.9	1,279.0
Accumulated amortization	(710.3)	(631.6)
Accumulated impairment and other	15.0	6.5
Total	1,070.6	653.9		760.9
Brand names
Goodwill and Intangible Assets
Gross carrying amount	1,203.0	1,060.1
Accumulated impairment and other	(41.3)	(41.8)
Total	1,161.7	1,018.3		1,087.3
Computer software and other
Goodwill and Intangible Assets
Gross carrying amount	1,713.6	1,594.2
Accumulated amortization	(1,175.1)	(988.3)
Accumulated impairment and other	(19.6)	(19.8)
Total	$ 518.9	$ 586.1		$ 492.0